Financial assets, liabilities and financial results (telecom activities) (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Schedule of financial assets and liabilities

(in millions of euros)	Orange	o/w	Note	o/w Mobile	Note	o/w eliminations
	consolidated	telecom		Finance		telecom
	financial	activities		Services		activities /mobile
	statements					finance services
Non-current financial assets related to Mobile Financial Services activities	656	—		656	17.1.1	—
Non-current financial assets	977	1,004	13.7	—		(27)	(1)
Non-current derivatives assets	1,458	1,342	13.8	116	17.1.3	—
Current financial assets related to Mobile Financial Services activities	2,742	—		2,747	17.1.1	(6)
Current financial assets	4,541	4,541	13.7	—		—
Current derivatives assets	112	112	13.8	—	17.1.3	—
Cash and cash equivalents	6,004	5,846	14.3	158		—
Non-current financial liabilities related to Mobile Financial Services activities	82	—		109	17.1.2	(27)	(1)
Non-current financial liabilities	31,930	31,930	13.3	—		—
Non-current derivatives liabilities	397	335	13.8	62	17.1.3	—
Current financial liabilities related to Mobile Financial Services activities	3,034	—		3,034	17.1.2	—
Current financial liabilities	4,702	4,708	13.3	—		(6)
Current derivatives liabilities	51	51	13.8	—	17.1.3	—

(1)	Loan granted by Orange SA to Orange Bank.

Schedule of financial assets

Financial assets break down as follows:

(in millions of euros)	December 31, 2022			December 31, 2021	December 31, 2020
	Non-current	Current	Total	Total	Total
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss	419	—	419	431	431
Investments securities	419	—	419	431	431
Financial assets at fair value through profit or loss	243	4,502	4,745	2,496	3,990
Investments at fair value(1)	—	4,500	4,500	2,266	3,206
Investments securities	206	—	206	203	141
Cash collateral paid (2)	38	—	38	27	642
Other	—	2	2	—	—
Financial assets at amortized cost	342	39	381	363	382
Receivables related to investments(3)	77	28	106	105	55
Other	264	11	275	258	327
Total financial assets	1,004	4,541	5,545	3,290	4,803

(1)	NEU Commercial Paper and bonds only (see Note 14.3).
(2)	See Note 14.5.
(3)	Including a loan of 27 million euros from Orange SA to Orange Bank.

Schedule of credit rating

	Standard	Moody’s	Fitch
	& Poor’s		Ratings
Long-term debt	BBB+	Baa1	BBB+
Outlook	Stable	Stable	Stable
Short-term debt	A2	P2	F2

Schedule of borrowing

Notional currency	Initial	Maturity	Interest rate		Issuer	Type of operations	Amounts
	nominal		(%)				in millions
	amount						of euros
	(in millions
	of currency)
EUR	500	May 18, 2032	2.375		Orange SA	Issuance	500
MAD	300	June 3, 2026	2.600		Médi Telecom	Issuance	28
MAD	1,200	June 3, 2026	1Y BDT + 0.55		Médi Telecom	Issuance	112
EUR	750	November 16, 2031	3.625		Orange SA	Issuance	750
Total of issuances							1,390
EUR	500	September 16, 2022	3.375		Orange SA	Repayment at maturity	(500)
EUR	750	September 11, 2023	0.750		Orange SA	Early repayment	(7)
MAD	1,090	December 18, 2025	3.970		Médi Telecom	Regular annual basis repayment	(15)
MAD	720	December 18, 2025	1Y BDT + 1.00	(1)	Médi Telecom	Regular annual basis repayment	(10)
MAD	1,002	December 10, 2026	3.400		Médi Telecom	Regular annual basis repayment	(13)
MAD	788	December 10, 2026	1Y BDT + 0.85	(1)	Médi Telecom	Regular annual basis repayment	(11)
MAD	300	June 3, 2026	2.600		Médi Telecom	Regular annual basis repayment	(4)
MAD	1,200	June 3, 2026	1Y BDT + 0.55	(1)	Médi Telecom	Regular annual basis repayment	(14)
Total of repayments							(572)

(1)	The 1Y BDT rate corresponds to the 52 weeks Moroccan treasury notes rate (recalculated once a year).

Schedule of equity securities measured at fair value through other comprehensive income that may not be reclassified to profit or loss

(in millions of euros)	2022	2021	2020
Investment securities measured at fair value through other comprehensive income that will not be reclassified to profit or loss - in the opening balance	432	431	277
Acquisitions(1)	98	85	81
Changes in fair value (2)	(108)	11	94
Sales	(7)	(95)	(20)
Other movements	3	—	(2)
Investment securities measured at fair value through other comprehensive income that will not be reclassified to profit or loss - in the closing balance	419	432	431

Schedule of equity securities measured at fair value through profit or loss

Equity securities measured at fair value through profit or loss

(in millions of euros)	2022	2021	2020
Investment securities measured at fair value through profit or loss - in the opening balance	203	141	133
Changes in fair value	10	34	8
Other movements	(8)	27	—
Investment securities measured at fair value through profit or loss - in the closing balance	205	203	141

Schedule of change in cash flow hedge reserve

(in millions of euros)	Hedged risk
	Total	Exchange and interest	Exchange risk	Interest rate risk
		rate risk

Hedging instruments	(311)	Cross Currency Swap	Forward	Interest rate swap
			FX swap
			Option
Carrying amount - asset	223	216	6	1
Carrying amount - liability	(534)	(502)	(1)	(31)

Change in cash flow hedge reserve	22	6	5	11
Gain (loss) recognized in other comprehensive income	3	(16)	8	11
Reclassification in financial result	21	22	(1)	—
Reclassification in operating income	1	—	1	—
Reclassification in initial carrying amount of hedged item	(3)	—	(3)	—

Cash flow hedge reserve	(100)	(91)	2	(11)
o/w related to unmatured hedging instruments	(541)	(532)	2	(11)
o/w related to discontinued hedges	440	440	—	—
Hedged item		Bonds and credit	Purchases of handsets	Bonds and Finance
		lines	and equipment	Lease

		Current and non-current	Property, plant and	Current and non-current
Balance sheet item		financial liabilities	equipment	financial liabilities

Schedule of hedges unmatured and their effects on financial statements

(in millions of euros)	Hedged risk
	Total	Exchange and interest rate risk	Exchange risk	Interest rate risk	Commodity risk
Hedging instruments	893	Cross Currency Swap	Forward	Interest rate swap	Commodity swap
			FX swap	Option	Option
			Option
Carrying amount - asset	1,065	1,002	3	—	74
Carrying amount – liability	(172)	(156)	(11)	(5)	—
Change in cash flow hedge reserve	288	225	(6)	9	60
Gain (loss) recognized in other comprehensive income	304	244	(8)	9	59
Reclassification in financial result	(19)	(19)	—	—	—
Reclassification in operating income	(1)	—	(1)	—	—
Reclassification in initial carrying amount of hedged item	4	—	4	—	—
Cash flow hedge reserve	497	457	(4)	(5)	49
o/w related to unmatured hedging instruments	114	74	(4)	(5)	49
o/w related to discontinued hedges	383	383	—	—
Hedged item		Bonds and credit lines	Purchases of handsets and equipment	Bonds and Lease liabilities	Purchase of energy
Balance sheet item		Current and non-current financial liabilities	Property, plant and equipment	Lease and Financial Liabilities - current and non-current	Operating result

The main hedges unmatured at December 31, 2021, as well as their effects on the financial statements, are detailed in the table below.

(in millions of euros)	Hedged risk
	Total	Exchange and interest
		rate risk	Exchange risk	Interest rate risk

Hedging instruments	484	Cross Currency Swap	Forward	Interest rate swap
			FX swap	Option
			Option
Carrying amount - asset	576	575	1	—
Carrying amount - liability	(91)	(76)	—	(14)

Change in cash flow hedge reserve	317	311	(2)	9
Gain (loss) recognized in other comprehensive income	358	347	3	9
Reclassification in financial result	(38)	(36)	(2)	—
Reclassification in operating income	—	—	—	—
Reclassification in initial carrying amount of hedged item	(3)	—	(3)	—

Cash flow hedge reserve	210	220	(9)	(2)
o/w related to unmatured hedging instruments	(192)	(181)	(9)	(2)
o/w related to discontinued hedges	402	402	—	—
Hedged item		Bonds and credit lines	Purchases of handsets	Bonds and Lease
			and equipment	liabilities

		Current and non-current	Property, plant and	Lease and Financial Liabilities -
Balance sheet item		financial liabilities	equipment	current and non-current

Schedule of maturity analysis

The nominal amounts of the main cash flow hedges as of December 31, 2022 are presented below.

	Notional amounts of hedging instruments per maturity
	(in millions of hedged currency units)
	2023	2024	2025	2026	2027
					and
					beyond
Orange SA
Cross currency swaps
CHF	—	—	400	—	100	(1)
GBP	—	—	262	—	2,250	(2)
HKD	1,110	—	—	—	939	(3)
NOK	—	—	500	—	800	(4)
USD	—	—	—	—	4,200	(5)
Interest rate swaps
EUR	—	—	—	—	100	(6)
FX Forward
USD	130	—	—	—	—
Commodity swap
PLN	27.3	60.7	62.4	29.7	95.3	(7)

(1)	100 million Swiss francs maturing in 2029.
(2)	500 million pounds sterling maturing in 2028, 750 million pounds sterling maturing in 2032, 500 million pounds sterling maturing in 2034 and 500 million pounds sterling maturing in 2050.
(3)	939 million Hong Kong dollars maturing in 2034.
(4)	800 million Norwegian kroner maturing in 2028.
(5)	2,450 million US dollars maturing in 2031, 900 million US dollars maturing in 2042 and 850 million US dollars maturing in 2044.
(6)	100 million euros maturing in 2030.
(7)	In hedging of electricity purchases for 1.8 terawatt-hours (TWh), including 1.1 TWh for 2027 and beyond.

Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Schedule of net financial debt

(in millions of euros)	Note	December 31,	December 31,	December 31,
		2022	2021	2020
TDIRA	13.4	638	636	636
Bonds	13.5	29,943	29,010	29,848
Bank loans and from development organizations and multilateral lending institutions	13.6	3,309	3,206	3,671
Debt relating to financed assets		316	245	295
Cash collateral received	14.5	1,072	389	31
NEU Commercial Paper (1)		1,004	1,457	555
Bank overdrafts		250	342	154
Other financial liabilities		105	64	70
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt		36,638	35,348	35,260
Current and non-current Derivatives (liabilities)	13.8	386	285	804
Current and non-current Derivatives (assets)	13.8	(1,455)	(689)	(294)
Other comprehensive income components related to unmatured hedging instruments	13.8	114	(192)	(541)
Gross financial debt after derivatives (a)		35,684	34,751	35,229
Cash collateral paid (2)	14.5	(38)	(27)	(642)
Investments at fair value (3)	14.3	(4,500)	(2,266)	(3,206)
Cash equivalents	14.3	(3,178)	(5,479)	(5,140)
Cash		(2,668)	(2,709)	(2,751)
Other financial assets		(2)	—	—
Assets included in the calculation of net financial debt (b)		(10,386)	(10,481)	(11,740)
Net financial debt (a) + (b)		25,298	24,269	23,489

(1)	Negotiable European Commercial Paper (formerly called "commercial paper").
(2)	Only cash collateral paid, included in non-current financial assets of the consolidated statement of financial position, is deducted from gross financial debt.
(3)	Only investments at fair value, included in current financial assets of the consolidated statement of financial position, are deducted from gross financial debt (Note 14.3).

Schedule of net finance costs and other comprehensive income on financial assets and liabilities

	Finance costs, net						Other
							compre-
							hensive income
	Cost of gross	Gains	Cost of net	Foreign	Other net	Finance	Reserves
	financial debt(1)	(losses) on	financial debt	exchange	financial	costs, net
		assets		gains	expenses
		contributing		(losses)
		to net
		financial
(in millions of euros)		debt
2022
Financial assets	—	48	48	(38)	55		(110)
Financial liabilities	(1,023)	—	(1,023)	(196)	0		—
Lease liabilities	—	—	—	—	(145)		—
Derivatives	245	—	245	137	(0)		288
Discounting expense	—	—	—	—	(3)		—
Total	(779)	48	(731)	(97)	(92)	(920)	178
2021
Financial assets	—	(3)	(3)	47	75		11
Financial liabilities	(1,018)	—	(1,018)	(637)	(0)		—
Lease liabilities	—	—	—	—	(120)		—
Derivatives	188	—	188	655	0		322
Discounting expense	—	—	—	—	31		—
Total	(830)	(3)	(833)	65	(14)	(782)	332
2020
Financial assets	—	(1)	(1)	(151)	39		94
Financial liabilities	(1,152)	—	(1,152)	623	—		—
Lease liabilities	—	—	—	—	(120)		—
Derivatives	52	—	52	(576)	—		22
Discounting expense	—	—	—	—	(29)		—
Total	(1,100)	(1)	(1,102)	(103)	(110)	(1,314)	116

(1)	Includes interest on debts related to financed assets of (3) million euros in 2022 and (1) million euros in 2021 and 2020.

Schedule of changes in financial liabilities whose cash flows are disclosed in financing activities in the cash flow statement

(in millions of euros)	December 31, 2021	Cash flows	Other changes with no impact on cash flows				December 31, 2022
			Changes in the scope of consolidation	Foreign exchange movement	Other
TDIRA	636	—	—	—	2		638
Bonds	29,010	813	—	88	32	(1)	29,943
Bank loans and from development organizations and multilateral lending institutions	3,206	135	6	(28)	(11)		3,309
Debt relating to financed assets	245	(97)	—	—	168		316
Cash collateral received	389	684	—	—	—		1,072
NEU Commercial Paper	1,457	(456)	—	—	3		1,004
Bank overdrafts	342	(39)	—	(46)	(7)		250
Other financial liabilities	64	(1)	4	4	35		105
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt	35,348	1,038	10	18	222		36,638
Net derivatives	(405)	(91)	—	(213)	(360)		(1,069)
Cash collateral paid	(27)	(12)	—	—	—		(38)
Cash flows from financing activities		936

(1)	Mainly corresponding to changes in accrued interest not yet due.

(in millions of euros)	December 31,	Cash	Other changes with no impact				December 31,
	2020	flows	on cash flows				2021
			Changes in	Foreign
			the scope of	exchange
			consolidation	movement	Other
TDIRA	636	—	—	—	—		636
Bonds	29,848	(1,385)	—	599	(52)	(1)	29,010
Bank loans and from development organizations and multilateral lending institutions	3,671	(496)	—	27	3		3,206
Debt relating to financed assets	295	(80)	—	—	30		245
Cash collateral received	31	358	—	—	—		389
NEU Commercial Paper	555	903	—	—	(1)		1,457
Bank overdrafts	154	173	—	15	—		342
Other financial liabilities	70	(136)	(41)	3	168		64
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt	35,260	(663)	(41)	644	148		35,348
Net derivatives	510	201	—	(457)	(659)		(405)
Cash collateral paid	(642)	615	—	—	—		(27)
Cash flows from financing activities		153

(1)	Mainly corresponding to changes in accrued interest not yet due.

Schedule of net financial debt by currency

(equivalent value in millions of euros at year-end closing rate)	EUR	USD	GBP	PLN	EGP	JOD	MAD	Other	Total
Gross financial debt after derivatives	26,013	4,132	2,900	75	186	94	465	1,817	35,683
Financial assets included in the calculation of net financial debt	(8,115)	(650)	(102)	(107)	(74)	(87)	(72)	(1,179)	(10,386)
Net debt by currency before effect of foreign exchange derivatives (1)	17,898	3,482	2,798	(32)	112	8	393	638	25,298
Effect of foreign exchange derivatives	6,280	(3,630)	(2,803)	887	—	—	—	(735)	—
Net financial debt by currency after effect of foreign exchange derivatives	24,178	(147)	(5)	856	112	8	393	(96)	25,298

(1)	Including the market value of derivatives in local currency.

Schedule of difference between nominal amount and sum of equity and debt components

(in millions of euros)	December 31, 2022	December 31, 2021	December 31, 2020
Number of securities	44,880	44,880	44,880
Equity component before deferred taxes	152	152	152
Debt component	638	636	636
o/w accrued interests not yet due	6	3	3
Paid interest	16	13	14

Schedule of derivatives

(in millions of euros)	December 31, 2022	December 31, 2021	December 31, 2020

Hedging derivatives	893	484	(311)
Cash flow hedge derivatives	893	484	(311)
Fair value hedge derivatives	—	—	—
Derivatives held for trading (1)	176	(79)	(199)
Net derivatives(2)	1,069	405	(510)

(1)	Mainly related to the effect of the economic hedges of subsidiaries for 140 million euros in 2022, 90 million euros in 2021 and the foreign exchange effects of the economic hedges against the revaluation of subordinated notes denominated in pounds sterling (equity instruments recognized at their historical value (see Note 15.4) for (70) million euro in 2022, (165) million euros in 2021 and (210) million euro in 2020.
(2)	Of which foreign exchange effects of the cross-currency swaps (classified as hedging or trading) hedging foreign exchange risk on the notional amount of gross debt for 694 million euros in 2022, 657 million euros in 2021 and 251 million euros in 2020. The foreign exchange effect of the cross-currency swaps is the difference between the notional converted at the closing rate and the notional converted at the opening rate (or at the trading day spot rate in the case of a new instrument).

Bonds, financial liabilities [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Schedule of borrowing

Notional	Initial nominal amount	Maturity	Interest rate (%)		Outstanding amount (in millions of euros)
currency	(in millions of				December 31,	December 31,	December 31,
	currency units)				2022	2021	2020

Bonds matured before December 31, 2022					—	500	4,282
EUR	500	March 1, 2023	2.500		500	500	500
EUR	750	September 11, 2023	0.750		744	750	750
HKD	700	October 6, 2023	3.230		84	79	74
HKD	410	December 22, 2023	3.550		49	46	43
EUR	650	January 9, 2024	3.125		650	650	650
EUR	1,250	July 15, 2024	1.125		1,250	1,250	1,250
EUR	750	May 12, 2025	1.000		750	750	750
EUR	800	September 12, 2025	1.000		800	800	800
NOK	500	September 17, 2025	3.350		48	50	48
CHF	400	November 24, 2025	0.200		406	387	370
GBP	350	December 5, 2025	5.250		296	312	292
MAD (1)	1,090	December 18, 2025	3.970		42	59	72
MAD (1)	720	December 18, 2025	1Y BDT + 1.000		28	39	47
MAD	300	June 3, 2026	2.600		24	—	—
MAD (1)	1,200	June 3, 2026	1Y BDT + 0.55		94	—	—
EUR (1)	700	June 29, 2026	0.000		700	700	—
EUR	750	September 4, 2026	0.000		750	750	750
EUR	75	November 30, 2026	4.125		75	75	75
MAD (1)	1,002	December 10, 2026	3.400		51	68	79
MAD (1)	788	December 10, 2026	1Y BDT + 0.850		40	54	62
EUR	750	February 3, 2027	0.875		750	750	750
EUR	750	July 7, 2027	1.250		750	750	750
XOF	100,000	July 15, 2027	6.500		152	152	152
EUR	500	September 9, 2027	1.500		500	500	500
EUR	1,000	March 20, 2028	1.375		1,000	1,000	1,000
EUR	50	April 11, 2028	3.220		50	50	50
NOK	800	July 24, 2028	2.955		76	80	76
GBP	500	November 20, 2028	8.125		564	595	556
EUR	1,250	January 15, 2029	2.000		1,250	1,250	1,250
EUR	150	April 11, 2029	3.300		150	150	150
CHF	100	June 22, 2029	0.625		102	97	93
EUR	500	September 16, 2029	0.125		500	500	500
EUR	1,000	January 16, 2030	1.375		1,000	1,000	1,000
EUR	1,200	September 12, 2030	1.875		1,200	1,200	1,200
EUR	105	September 17, 2030	2.600		105	105	105
EUR	100	November 6, 2030	0.000	(2)	100	100	100
USD	2,500	March 1, 2031	9.000	(3)	2,308	2,173	2,006
EUR	300	May 29, 2031	1.342		300	300	300
EUR	750	November 16, 2031	3.625		750	—	—
EUR	50	December 5, 2031	4.300 (zero coupon)		79	75	72

(1)	Bonds issued by Médi Telecom. The 1Y BDT rate corresponds to the 52 weeks Moroccan treasury notes rate (recalculated once a year).
(2)	Bond bearing interest at a fixed rate of 2% until 2017 and then at CMS 10 years x 166% fixed annually (0% until November 2023), floored at 0% and capped at 4% until 2023 and at 5% thereafter.
(3)	Bond with a step-up clause (clause that triggers a change in the coupon rate if Orange’s credit rating from the rating agencies changes – see Note 14.3).

Notional	Initial nominal	Maturity	Interest rate (%)		Outstanding amount (in millions of euros)
currency	amount				December 31,	December 31,	December 31,
	(in millions of				2022	2021	2020
	currency units)
EUR	50	December 8, 2031	4.350	(zero coupon)	80	77	73
EUR	50	January 5, 2032	4.450	(zero coupon)	77	74	71
GBP	750	January 15, 2032	3.250		846	893	834
EUR	750	April 7, 2032	1.625		750	750	750
EUR	500	May 18, 2032	2.375		500	—	—
EUR	1,000	September 4, 2032	0.500		1,000	1,000	1,000
EUR	1,500	January 28, 2033	8.125		1,500	1,500	1,500
EUR	55	September 30, 2033	3.750		55	55	55
EUR	1,000	December 16, 2033	0.625		1,000	1,000	—
GBP	500	January 23, 2034	5.625		564	595	556
HKD	939	June 12, 2034	3.070		113	106	99
EUR	800	June 29, 2034	0.750		800	800	—
EUR	300	July 11, 2034	1.200		300	300	300
EUR	50	April 16, 2038	3.500		50	50	50
USD	900	January 13, 2042	5.375		844	795	733
USD	850	February 6, 2044	5.500		797	750	693
EUR	750	September 4, 2049	1.375		750	750	750
GBP	500	November 22, 2050	5.375		564	595	556
Outstanding amount of bonds					29,654	28,737	29,524
Accrued interest					454	445	487
Amortized cost					(164)	(172)	(163)
Total					29,943	29,010	29,848

Bank loans and from development organizations and multilateral lending institutions [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Schedule of borrowing

(in millions of euros)	December 31,	December 31,	December 31,
	2022	2021	2020
Sonatel	266	244	292
Orange Côte d'Ivoire	253	140	172
Orange Mali	201	207	227
Médi Telecom	183	167	220
Orange Egypt	163	137	163
Orange Burkina Faso	36	42	56
Orange Cameroon	36	78	111
Orange Jordanie	35	49	61
Orange Bail	12	3	-
Orange Madagascar	12	18	19
Orange Polska S.A.	10	6	1
Other	15	15	61
Bank loans	1,222	1,105	1,384
Orange SA(1)	2,087	2,101	2,288
Loans from development organizations and multilateral lending institutions(2)	2,087	2,101	2,288
Total	3,309	3,206	3,671

(1)	In 2021, Orange SA repaid at maturity a loan of 190 million euros. In 2020, Orange SA had repaid at maturity a loan of 400 million euros and negotiated a new loan of 350 million euros, maturing in 2027.
(2)	Entirely the European Investment Bank.